Related party disclosures - Summary of Total Compensation of Key Management Personnel (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Compensation of key management personnel [abstract]
Short-term employment benefits	$ 20.1	$ 18.6	$ 18.7
Contributions to defined contribution pension plans	0.4	0.5	0.5
Equity compensation benefits	16.4	15.8	13.4
Total compensation of key management personnel	$ 36.9	$ 34.9	$ 32.6